BORROWINGS (Significant Borrowings) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Aug. 31, 2019	Jul. 31, 2019
Ternium Brazil Syndicated Loan Due August 2024
Disclosure of detailed information about borrowings [line items]
Original principal amount	$ 500			$ 500
Usiminas Bonds Due July 2026
Disclosure of detailed information about borrowings [line items]
Original principal amount	750				$ 750
Usiminas Debentures -8th Emission Due May 2029
Disclosure of detailed information about borrowings [line items]
Original principal amount	134		$ 145
Usiminas Debentures -9th Emission Due December 2032
Disclosure of detailed information about borrowings [line items]
Original principal amount	$ 287	$ 310